Subsequent events - Additional Information (Detail) - EUR (€) € in Millions	Aug. 24, 2023	Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [line items]
Common stock shares subscription		€ 9.8
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock shares subscription	€ 9.8
Proceeds from issuing shares	€ 2.0